Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income [Abstract]
Net income	$ 114,588	$ 115,800	$ 106,292
Other comprehensive income (loss):
Foreign currency translation (including $13,100 of income taxes in 2010)	(8,104)	(50,826)	29,927
Unrecognized prior service cost of post-employment benefits (net of $624 of income taxes in 2012)	(1,213)
Unrealized net (losses) gains on cash flow hedges (net of $nil of income taxes)	(4,195)	131	(1,134)
Plus: reclassification adjustment for net losses included in net income (net of $nil of income taxes)	3,101	451	273
Unrealized results on cash flow hedges	(1,094)	582	(861)
Total other comprehensive (loss) income	(10,411)	(50,244)	29,066
Comprehensive income	104,177	65,556	135,358
Plus (Less): Comprehensive expense (income) attributable to non-controlling interests	(277)	248	(212)
Comprehensive income attributable to Arcos Dorados Holdings Inc.	$ 103,900	$ 65,804	$ 135,146